FIFTH THIRD FUNDS

                           NOTICE OF RE-OPENING OF THE
                        FIFTH THIRD MICRO CAP VALUE FUND
                                  MAY 19, 2005

            We are pleased to announce that, effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

          Thank you for your continued trust in the Fifth Third Funds.

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 19, 2005
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
          CLASS A, B, AND C SHARES PROSPECTUS DATED NOVEMBER 29, 2004.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus and the first footnote on page 96 of the prospectus, are hereby eliminated in their entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill1.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill1.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Daniel R. Skubiz.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave2.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski5.

1 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

2 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

3 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

                                                                  SP-ABCALL 0505

4 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

5 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate              5, 6, 11, 15-23,  Pre-Payment/Call
  mortgage pools into different maturity classes.                                            25, 26         Interest Rate
--------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and          2, 6, 11, 12,       Pre-Payment
  pools of loans. These include collateralized mortgage obligations and real estate      16-23, 25, 27       Market
  mortgage investment conduits.                                                                                Credit
                                                                                                             Regulatory
--------------------------------------------------------------------------------------------------------------------------
  PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                  1, 3, 4, 11,      Interest Rate
                                                                                              15-26            Credit
                                                                                                              Liquidity
--------------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 19, 2005
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 12 of the prospectus is hereby eliminated in its entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

FIFTH THIRD BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko
M. Mikelic1.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk2.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill3.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill3.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Daniel R. Skubiz.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave4.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig5 and the co-portfolio manager is Michael P. Wayton6.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski7.

1 Mirko M. Mikelic has been a co-portfolio manager of the FIFTH THIRD BOND FUND since April 2005 and a co-portfolio manager of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst - Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

2 James R. Kirk has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since August 2002 and the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since April 2005. He is a Director of Large Cap Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over thirty two years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and is a member and past president of the Cleveland Society of Security Analysts.

3 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

4 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments,

                                                                 SP-ADV-ALL 0505
banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

5 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

6 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

7 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 20 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

      Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       4, 5, 9, 12-14   Pre-Payment/Call
  mortgage pools into different maturity classes.                                                   Interest Rate
--------------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities: Debt obligations secured by real estate loans      2, 5, 9, 13-14      Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and                            Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
--------------------------------------------------------------------------------------------------------------------------
  Participation Interests: Interests in bank loans made to corporations.         1, 3, 9, 12-14     Interest Rate
                                                                                                       Credit
                                                                                                      Liquidity
--------------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 19, 2005
  TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS INSTITUTIONAL
                   SHARES PROSPECTUS DATED NOVEMBER 29, 2004.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus is hereby eliminated in its entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill1.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill1.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Daniel R. Skubiz.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave2.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski5.

1 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

2 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

3 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

                                                                  SP-STBD-I 0505

4 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

5 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       5, 6, 11, 15-22  Pre-Payment/Call
  mortgage pools into different maturity classes.                                                   Interest Rate
--------------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities: Debt obligations secured by real estate loans       2, 6, 11, 12,      Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and           16-23            Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
--------------------------------------------------------------------------------------------------------------------------
  Participation Interests: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-22            Credit
                                                                                                      Liquidity
--------------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 19, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 29, 2004.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, the first footnote on page 5 of the SAI is hereby eliminated in its entirety.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The section entitled "INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES" under the heading "INVESTMENT LIMITATIONS - STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS - NON-FUNDAMENTAL LIMITATIONS" on page 9 of the SAI is replaced in its entirety with the following:

Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.

The limitations listed above are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

In addition, pursuant to an exemptive order dated July 8, 2003 received from the Securities and Exchange Commission (the "SEC"), each of the Funds may (i) invest up to 25% of their respective assets, including cash reserves that have not been invested in portfolio securities, in shares of the Fifth Third Money Market Funds and (ii) invest their respective assets in excess of the 3%, 5%, and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

Pursuant to an exemptive order issued to iShares(R) dated April 15, 2003 received from the SEC, each of the Funds may (i) invest up to 25% of their respective assets in iShares(R) and (ii) invest their respective net assets in excess of the 3%, 5% and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

The Funds of Funds may invest all of their assets in investment companies.

Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading Exchange-Traded Funds.

The section entitled "INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES" under the heading "INVESTMENT LIMITATIONS - MONEY MARKET FUNDS - NON-FUNDAMENTAL LIMITATIONS" on pages 11 and 12 of the SAI is replaced in its entirety with the following:

The Funds may invest in shares of other investment companies. The Funds (other than those Funds that have a sales load of 11/2% or less) will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds with a sales load of 11/2% or less will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.

The limitations listed above are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

                                                                 SP-ALL-SAI 0505

In addition, pursuant to an exemptive order dated July 8, 2003 received from the Securities and Exchange Commission, each of the Funds may (i) invest up to 25% of their respective assets, including cash reserves that have not been invested in portfolio securities, in shares of the Fifth Third Money Market Funds and
(ii) invest their respective assets in excess of the 3%, 5%, and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Investment companies include ETFs. See the disclosure under the heading Exchange-Traded Funds.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").

     The first paragraph under the heading `COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")' is amended to read as follows:

The Strategic Income Fund, Equity Index Fund, U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund, Prime Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and the Municipal Bond Fund may invest in CMOs.


   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.


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